Contingencies and commitment (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Operating lease expenses	$ 140,491	$ 107,812